SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of operating segments | segment	1
Number of reporting segments | segment	1
Restricted cash, current portion	$ 11,278	$ 10,989	$ 18,456	$ 19,767
Customer reservation payments, current	500			300
Escrow deposit, current	10,800			19,500
Restricted cash, less current portion	14,728	$ 23,278	$ 8,200	8,200
Escrow deposit, non-current	1,700			1,700
California
Letter of credit, non-current	5,000			5,000
Retail Locations
Letter of credit, non-current	$ 8,000			$ 1,500